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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     March 31, 1998
                                                  --------------


Check here if Amendment [X]             Amendment Number: [3]

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------
Address:  1 Lafayette Place
          -------------------
          Greenwich, CT 06830
          -------------------

Form 13F File Number: 28-2610
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   E.J. Bird
        ---------------------------------
Title:  Vice President of General Partner
        ---------------------------------
Phone:  (203) 861-4600
        ---------------------------------

Signature, Place, and Date of Signing:

         /S/ E.J. BIRD                    Greenwich, CT    May 14, 2001
        -------------------------------   -------------    ------------
                  (Signature)             (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Mangager:                  NONE
Form 13F Information Table Entry Total:               21
Form 13F Information Table Value Total:    $     817,245
                                           (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------     --------     --------------------  ----------  --------  --------------------
                                                        VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------     --------     -------    ---  ----  ----------  --------  --------------------
Autozone Inc.                 Common     053332-10-2    21,341      629,983     SH         DEFINED                629,983
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common     053332-10-2   231,240    6,826,295     SH          SOLE                6,826,295
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp        Common     205363-10-4     3,613       65,698     SH         DEFINED                 65,698
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp        Common     205363-10-4    39,419      716,700     SH          SOLE                  716,700
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.             Common     260543-10-3    10,317      106,090     SH         DEFINED                106,090
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.             Common     260543-10-3   112,649    1,158,345     SH          SOLE                1,158,345
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5       873      128,163     SH         DEFINED                128,163
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5     9,541    1,400,537     SH          SOLE                1,400,537
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Common     459200-10-1     4,941       48,033     SH         DEFINED                 48,033
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Common     459200-10-1    47,926      465,920     SH          SOLE                  465,920
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Options-   459200-90-1     9,957        1,684     SH  Calls  DEFINED                  1,684
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                         Options-   459200-90-1    71,139       12,032     SH  Calls   SOLE                   12,032
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.                  Common     50730K-50-3     1,484      395,775     SH         DEFINED                395,775
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.                  Common     50730K-50-3    16,208    4,322,144     SH          SOLE                4,322,144
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.        Common     666807-10-2       928        8,636     SH         DEFINED                  8,636
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.        Common     666807-10-2    10,138       94,364     SH          SOLE                   94,364
------------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.                 Common     693624-10-8    15,503    1,198,270     SH          SOLE                1,198,270
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co              Common     949740-10-4    17,408       52,553     SH         DEFINED                 52,553
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co              Common     949740-10-4   188,188      568,113     SH          SOLE                  568,113
------------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services
Inc.                          Common     932270-10-1       372       10,734     SH         DEFINED                 10,734
------------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services
Inc.                          Common     932270-10-1     4,060      117,266     SH          SOLE                  117,266
------------------------------------------------------------------------------------------------------------------------------------

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Grand Total                                                         817,245
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